COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)						1 Months Ended		12 Months Ended
	Feb. 07, 2025	Nov. 14, 2024	Aug. 05, 2024	Nov. 13, 2023	Oct. 13, 2022	Nov. 19, 2024	Jan. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Jan. 31, 2025	Nov. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain, net of obligations in connection with termination of supply agreement (see Note 14)								$ 168,000
Deferred revenues								884,000	$ 497,000	$ 900,000
Deferred Revenue invoiced description									As of October 31, 2024, $135,000 of product inventory was invoiced and delivered reducing the deferred revenue amount to $365,000.
Event Option Plan 2021 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description about event option plan	In connection with the employment agreement, Dr. Everts was granted an option under the 2021 Plan to purchase 25,000 shares of our common stock at a price of $3.05 per share (fair market value on the date of grant) (“Everts Option”).
Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base salary for first year	$ 220,000
Base salary after first years	$ 235,000
Albert Mitrani [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares repurchased, shares				682,161
Dr. Maria Ines Mitrani [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares repurchased, shares				481,831
Howard Golub [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Settlement expenses		$ 150,000				$ 150,000
Skincare Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum Purchase amount													$ 167,000
Amended Skincare Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial Purchase Order									$ 648,000			$ 403,000
Sales Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial Purchase Order											$ 403,000
Sales Agreement [Member] | Exotropin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial Purchase Order											$ 235,000
Distribution Agreement [Member] | Purchaser [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenues								243,000
Distribution Agreement [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenues								$ 365,000
Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares repurchased, shares					124,000
Shares repurchased, value					$ 500,000
Shares transferred							124,000
Settlement Agreement [Member] | Consultants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares repurchased, shares			237,602
Shares repurchased, value			$ 80,000